Guggenheim Ultra Short Duration Fund Investment Objectives and Goals - A Inst P Shares [Member] - Guggenheim Ultra Short Duration Fund	Sep. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Guggenheim Ultra Short Duration Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Guggenheim Ultra Short Duration Fund (the “Fund”) seeks a high level of income consistent with the preservation of capital.